Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Mr. Jason Hoisager, the Company’s Chief Executive Officer, owns 100% of Arabella Petroleum Company LLC (“Petroleum”), which is the operating company for substantially all the wells that the Company has its working interest in.   As Petroleum drills and completes the wells, Petroleum bills the Company for its working ownership percentage of the capital costs.  After the completion of each well, Petroleum sells the oil and gas and provides the Company its working interest revenue, net of production taxes and charges for the lease operating expenses.

As of June 30, 2014 and December 31, 2013, the Company owed Petroleum $11,920,783 and $3,695,119, respectively, in joint interest billings to vendors for the well costs.  During the six months ended June 30, 2014, the Company paid Petroleum $5,855,814 in capital costs for the wells.  Petroleum is responsible for collecting the revenue from the purchasers and providing the Company its accounts receivable, which totaled $954,645 and $425,372 at June 30, 2014 and December 31, 2013, respectively.

During the period ended June 30, 2014 Petroleum advanced $780,753 to the Company for working capital purposes which is due upon demand and non-interest bearing.

Petroleum also paid part of the general and administrative expenses for the companies during 2013 and allocated to Exploration $32,977 for the three months and $65,955 for the six months ended June 30, 2013, respectively. No such expenses were paid in 2014.

As of October 1, 2014, Petroleum has ceased to provide these services to the Company and AEX Operating, LLC, a wholly owned subsidiary of the Company, is the operator of record for the Company’s wells.

11. Related Party Transactions

Mr. Jason Hoisager, the Company’s Chief Executive Officer, owns 100% of Arabella Petroleum Company LLC (“Petroleum”), which is the operating company for substantially all the wells that the Company has its working interest in.   As Petroleum drills and completes the wells, Petroleum bills the Company for its working ownership percentage of the capital costs.  After the completion of each well, Petroleum sells the oil and gas and provides the Company its working interest revenue, net of production taxes and charges for the lease operating expenses.

As of December 31, 2013 and 2012, The Company owed Petroleum $3,695,119 and $42,238, respectively in joint interest billings to vendors for the well costs.  During 2013, The Company paid Petroleum $3,589,903 in capital costs for the wells.  Petroleum is responsible for collecting the revenue from the purchasers and providing the Company its accounts receivable, which totaled $425,372 and $702 at December 31, 2013 and 2012, respectively.

Petroleum also paid part of the general and administrative expenses for the companies and allocated to Exploration $131,950, $93,845 and $30,071 for the years 2013, 2012 and 2011, respectively.